Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 3,512	$ 894
Restricted cash, current		40
Accounts receivable	870
Inventory	1,760	235
Prepaid expenses and other current assets	2,593	3,503
Total current assets	8,735	4,672
Property and equipment, net	21
Deferred transaction costs		16,234
Other non-current assets	3,474	3,368
Total assets	12,230	24,274
Current liabilities:
Accounts payable	413	1,792
Accrued expenses and other current liabilities	3,499	1,053
Excise tax payable	2,925
Convertible notes, current		15,604
Operating lease liabilities, current		359
Share-based termination liability		6,349
Total current liabilities	6,837	27,290
Operating lease liabilities, non-current		2,093
Long-term debt, non-current	13,186	13,340
Other non-current liabilities	417
Total liabilities	20,840	42,926
Convertible preferred stock: $0.0001 par value, none and 12,550,441 shares authorized as of December 31, 2024 and December 31, 2023, respectively; none and 8,048,573 shares issued and outstanding as of December 31, 2024 and December 31, 2023, respectively; and aggregate liquidation preference of none and $222,345 as of December 31, 2024 and December 31, 2023, respectively		93,889
Common stock: $0.0001 par value, 500,000,000 shares and 18,858,216 authorized as of December 31, 2024 and December 31, 2023; 34,284,298 and 3,335,864 shares issued and outstanding as of December 31, 2024 and December 31, 2023, respectively	4
Additional paid-in capital	453,168	283,881
Accumulated other comprehensive income (loss)	19	(14)
Accumulated deficit	(461,801)	(396,408)
Total stockholders’ deficit	(8,610)	(112,541)
Total liabilities, convertible preferred stock, and stockholders’ deficit	12,230	24,274
Related Party
Current liabilities:
Related party convertible notes, current		2,133
Public placement warrant liability
Current liabilities:
Public placement warrant liability	267
Related party private placement warrant liability
Current liabilities:
Public placement warrant liability	133
Convertible preferred stock warrant liability
Current liabilities:
Public placement warrant liability		$ 203